Harbor Transformative Technologies ETF Investment Risks - Harbor Transformative Technologies ETF	Oct. 31, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The values of equity securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Transformative Technology Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Transformative Technology Company Risk: The Fund’s investment focus on transformative technology companies means that the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments in transformative technology companies. Transformative technology companies can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors. These events can take place suddenly and without warning, which may cause transformative technology companies to experience significant volatility in their financial performance. Stocks of companies that rely heavily on technology in general, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, transformative technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Subadvisor’s assessment that a company offers, uses or develops products, processes or services that provide or benefit from technological advancements and improvements may be incorrect. These companies that the Subadvisor believes have the potential for growth may in fact not be successful. Furthermore, a company’s business activities that cause the Subadvisor to deem it a transformative technology company may constitute a small part of the company’s overall business and have a limited impact on the company’s financial performance.
Risks Associated with Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks: Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions. Cash Transactions Risk: The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund. Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. However, given that shares can only be purchased and redeemed in Creation Units to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Growth Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
ESG Factors Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG Factors Risk: The consideration of ESG factors by the Subadvisor could cause the Fund to perform differently than other funds. ESG factors are not the only consideration used by the Subadvisor in making investment decisions for the Fund and the Fund may invest in a company that scores poorly on ESG factors if it scores well on other criteria. ESG factors may not be considered for every investment decision.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk: Certain large shareholders including authorized participants (“AP”), third-party investors, the Advisor, the Subadvisor, affiliates of the Advisor or the Subadvisor, market makers, or other entities, including funds or accounts over which the Advisor or the Subadvisor, an affiliate of the Advisor or the Subadvisor or a third-party intermediary has investment discretion, such as those investing through one or more model portfolios, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, including as a result of an asset allocation decision made by the Advisor, the Subadvisor, an affiliate of the Advisor or Subadvisor or a third-party intermediary, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Smaller companies may have limited product lines, markets and financial resources. Additionally, small- and mid-cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on larger capitalized companies. Likewise, large cap stocks may fall out of favor relative to small- and mid-cap stocks, which may cause the Fund to underperform other equity funds that focus on smaller capitalized companies.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.
Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Selection Risk: The Subadvisor’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect, which may cause the Fund to underperform. Additionally, the Subadvisor potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Subadvisor believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadvisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.